STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
STOCKHOLDERS' DEFICIT

9.Common Stock

The Company’s Amended and Restated Certificate of Incorporation dated November 5, 2018, as amended on March 24, 2020, pursuant to the Certificate of Amendment, both filed with the Secretary of the State of Delaware, authorized the issuance of 14,000,000 shares of common stock, par value of $0.0001 per share. The holders of common stock are entitled to elect three (3) directors, exclusively and as a separate class, out of five (5) directors.

The Company reserved shares of its common stock for the potential future issuances of 6,585,881 Preferred Stock and for potential future issuances of stock option awards outstanding and available for future grants (see Note 10).

During the three months ended March 31, 2024, the Company issued 221,977 shares of its common stock upon the exercise of stock options with an exercise price of $439,922.

8. Common Stock

The Company’s Amended and Restated Certificate of Incorporation dated November 5, 2018, as amended on March 24, 2020, pursuant to the Certificate of Amendment, both filed with the Secretary of the State of Delaware, authorized the issuance of 14,000,000 shares of common stock, par value of $0.0001 per share. The holders of common stock are entitled to elect three (3) directors, exclusively and as a separate class, out of five (5) directors.

The Company reserved shares of its common stock for the potential future issuances of 6,585,881 Preferred Stock and for potential future issuances of stock option awards outstanding and available for future grants (see Note 9).

During the year ended December 31, 2023 and 2022, the Company issued 65,552 and 144,931 shares of its common stock upon the exercise of stock options with an exercise price of $114,263 and $355,189, respectively. Further information is provided under the heading Common Stock Options in Note 14.

AltC Acquisition Corp.
STOCKHOLDERS' DEFICIT

NOTE 7. STOCKHOLDERS’ DEFICIT

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2024 and December 31, 2023, there were no shares of preferred stock issued or outstanding.

Class A Common Stock— The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At March 31, 2024 and December 31, 2023, there were 1,450,000 shares of Class A common stock issued and outstanding, excluding 29,150,521 and 29,150,521 shares of Class A common stock subject to possible redemption which are presented as temporary equity, respectively.

Class B Common Stock— The Company is authorized to issue 100,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At March 31, 2024 and December 31, 2023, there were 12,500,000 shares of Class B common stock issued and outstanding.

Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the completion of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (excluding the Private Placement Shares) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (net of the number of shares of Class A common stock redeemed in connection with a Business Combination), excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination in consideration for such seller’s interest in the business combination target and any Private Placement Shares issued upon the conversion of Working Capital Loans made to the Company.

NOTE 7. STOCKHOLDERS’ DEFICIT

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2023 and 2022, there were no shares of preferred stock issued or outstanding.

Class A Common Stock— The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2023 and 2022, there were 1,450,000 shares of Class A common stock issued and outstanding, excluding 29,150,521 and 50,000,000 shares of Class A common stock subject to possible redemption which are presented as temporary equity, respectively.

Class B Common Stock— The Company is authorized to issue 100,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2023 and 2022, there were 12,500,000 shares of Class B common stock issued and outstanding.

Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the completion of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (excluding the Private Placement Shares) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (net of the number of shares of Class A common stock redeemed in connection with a Business Combination), excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination in consideration for such seller’s interest in the business combination target and any Private Placement Shares issued upon the conversion of Working Capital Loans made to the Company.